American Beacon Small Cap Value Fund | American Beacon Small Cap Value Fund
American Beacon Small Cap Value Fund
Investment Objective
The Fund’s investment objective is long-term capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 101 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 78 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Small Cap Value Fund	A Class	C Class	Y Class	Advisor Class	Institutional Class	Investor Class	Retirement Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Small Cap Value Fund		A Class	C Class	Y Class	Advisor Class	Institutional Class	Investor Class	Retirement Class
Management fees		0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%	none	none	0.50%
Other expenses		0.73%	0.75%	0.45%	0.61%	0.36%	0.72%	0.67%
Acquired Fund Fees and Expenses		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses	[1]	1.54%	2.31%	1.01%	1.42%	0.92%	1.28%	1.73%
Expense Reduction and Reimbursement		0.12%	0.14%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.42%	2.17%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class and C Class of the Fund for Other Expenses, as applicable, through February 28, 2014 to the extent that Total Annual Fund Operating Expenses exceed 1.32% for the A Class and 2.07% for the C Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Small Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
A Class	711	1,021	1,355	2,294
C Class	320	708	1,223	2,636
Y Class	103	321	557	1,235
Advisor Class	145	450	777	1,703
Institutional Class	94	294	510	1,132
Investor Class	130	405	701	1,544
Retirement Class	176	546	940	2,042

Assuming no redemption of shares:
Expense Example No Redemption (USD $)	1 year	3 years	5 years	10 years
American Beacon Small Cap Value Fund C Class	220	708	1,223	2,636

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of small market capitalization U.S. companies. These companies have market capitalizations of $4 billion or less at the time of investment. The Fund’s investments may include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively, “stocks”).

The Manager allocates the assets of the Fund among different sub-advisors. The Manager believes that this strategy may help the Fund outperform other investment styles over the longer term while reducing volatility and downside risk.

The sub-advisors select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 2000® Index):

▶	above-average earnings growth potential,

▶	below-average price to earnings ratio, and

▶	below-average price to book value ratio.

Each of the sub-advisors determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

The Fund may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are sinvesting in the Fund areubject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

 The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. ADRs are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Futures Contracts Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect on the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Securities Selection Risk

Securities selected by the Manager or a sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since small sized companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund’s investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Fund Performance
The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to a broad-based market index and the Lipper® Small-Cap Value Funds Index, a composite of mutual funds comparable to the Fund.

The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. The Fund began operations of Advisor Class shares on May 1, 2003, Retirement Class Shares on May 1, 2009, Y Class shares on August 3, 2009, A Class shares on May 17, 2010 and C Class shares on September 1, 2010. In the table below, the performance of the Investor Class shares is shown for Advisor Class, A Class and C Class shares and the performance of Institutional Class shares is shown for Y Class shares prior to the dates that the newer class shares were first offered. For Retirement Class shares, performance results before May 1, 2003 are for Investor Class shares and performance results from May 1, 2003 through May 1, 2009 are for Advisor Class shares. In each case, the older share classes would have had similar annual returns to the newer share classes because the shares are invested in the same portfolio securities. However, because the older classes had lower expenses, their performance was better than the newer classes would have realized in the same period. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Sales charges are not reflected in the bar chart and table below. If those charges were included, returns of A Class shares would be less than those shown.

Total Return for the Calendar Year Ended 12/31 of each Year

Calendar year total returns for Institutional Class shares

Highest Quarterly Return:	24.86%
(1/1/03 through 12/31/12)	(2nd Quarter 2003)
Lowest Quarterly Return:	-25.63%
(1/1/03 through 12/31/12)	(4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns American Beacon Small Cap Value Fund		1 Year	5 Years	10 Years	Inception Date
Institutional Class	[1]	16.52%	5.39%	10.71%	Dec. 31, 1998
A Class	[1]	15.91%	4.92%	10.32%	May 17, 2010
C Class	[1]	15.05%	4.53%	10.12%	Sep. 01, 2010
Y Class	[1]	16.39%	5.27%	10.65%	Aug. 03, 2009
Investor Class	[1]	16.08%	5.02%	10.37%	Feb. 28, 1999
Advisor Class	[1]	15.91%	4.86%	10.14%	May 01, 2003
Retirement Class	[1]	15.58%	4.66%	10.03%	May 01, 2009
After Taxes on Distributions Institutional Class	[1]	15.57%	5.09%	9.80%
After Taxes on Distributions and Sales Institutional Class	[1]	11.35%	4.54%	9.20%
Russell 2000 Value Index	[1]	18.05%	3.55%	9.50%
Lipper Small-Cap Value Funds Index	[1]	15.56%	4.33%	10.20%
[1]	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.